Property and Equipment, Net - Schedule of Property and Equipment, Net (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 1,720	$ 2,053
Less: Accumulated depreciation and amortization		(1,333)	(1,179)
Property and Equipment, Net	$ 60	387	874
Assets held-for-sale		0	250
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		1,339	1,674
Office equipment, computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		211	209
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 170	$ 170